SEGMENTED INFORMATION (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) ounce Customer Mine $ / Ounce	Dec. 31, 2023 USD ($) ounce Customer $ / Ounce
Disclosure of operating segments [line items]
Number of operating mines | Mine	3
Percentage of entity's revenue	100.00%	100.00%
First Mint [Member]
Disclosure of operating segments [line items]
Coin and bullion revenue | $	$ 16.0	$ 8.9
Silver ounces sold | ounce	521,979	290,432
Sale of silver, average price per ounce | $ / Ounce	30.66	26.6
Four Customers [Member]
Disclosure of operating segments [line items]
Number of customers	4
Percentage of entity's revenue	96.00%
Three Customers [Member]
Disclosure of operating segments [line items]
Number of customers		3
Percentage of entity's revenue		98.00%
Major Metal Brokers [Member]
Disclosure of operating segments [line items]
Number of customers	2	1
Percentage of entity's revenue	90.00%	94.00%
Major Metal Broker One [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	75.00%
Major Metal Broker Two [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	14.00%